[Janus Letterhead]
February 15, 2013
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS ASPEN SERIES (the “Registrant”) 1933 Act File No. 033-63212 1940 Act File No. 811-07736
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 65 and Amendment No. 67 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) that relates to the annual update to the Registrant’s Registration Statement. The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act.
The following prospectuses and statements of additional information (“SAIs”) are included in this filing:

Combined Portfolios Prospectus — Institutional Shares	Combined Portfolios SAI — Institutional Shares

Combined Portfolios Prospectus — Service Shares	Combined Portfolios SAI — Service Shares

Global Allocation Portfolio — Moderate Prospectus — Institutional Shares	Global Allocation Portfolio — Moderate SAI — Institutional Shares

Global Allocation Portfolio — Moderate Prospectus — Service Shares	Global Allocation Portfolio — Moderate SAI — Service Shares

Janus Aspen Protected Series — Growth Prospectus — Institutional Shares	Janus Aspen Protected Series — Growth SAI — Institutional Shares

Janus Aspen Protected Series — Growth Prospectus — Service Shares	Janus Aspen Protected Series — Growth SAI — Service Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and SAIs comprising the Amendment as follows:

•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated May 1, 2012 and September 6, 2012, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on May 1, 2013.
Please call me at (303) 336-4132 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Christine Scheel
Christine Scheel
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq. Richard C. Noyes, Esq. Patrick Scott, Esq. Donna Brungardt